CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,158,400	$ 70,000
Prepaid expenses and other current assets	728,300	35,700	$ 40,500
Total current assets	1,886,700	105,700	40,500
Property and equipment, net	78,600	117,100	176,300
Security deposits and other assets	46,900	46,900	46,900
Total assets	2,012,200	269,700	263,700
Current liabilities:
Accounts payable	1,097,600	2,251,100	2,443,900
Accrued expenses	$ 929,100	$ 1,206,500	625,600
Advance from officer			$ 3,600
Current maturities of senior secured convertible promissory notes and accrued interest		$ 4,146,100
Current portion of notes payable, net of discount of $474,500 at March 31, 2014 and accrued interest	$ 73,800	4,117,000	$ 1,442,300
Current portion of notes payable to related parties, net of discount of $54,500 at March 31, 2015 and accrued interest		1,508,800	290,400
Convertible promissory notes and accrued interest, net of discount of $180,000 at March 31, 2015 and $697,400 at March 31, 2014, respectively		4,157,600	396,000
Capital lease obligations	$ 1,100	1,000	3,900
Total current liabilities	$ 2,101,600	17,388,100	5,205,700
Non-current liabilities:
Senior secured convertible promissory notes, net of discount of $0 at March 31, 2015 and $2,085,900 at March 31, 2014, respectively, and accrued interest		296,200	1,929,800
Notes payable, net of discount of $0 at March 31, 2015 and $848,100 at March 31, 2014, and accrued interest	$ 29,300	$ 35,600	1,797,600
Notes payable to related parties, net of discount of $103,200 at March 31, 2014 and accrued interest			1,057,100
Warrant liability		$ 3,008,500	2,973,900
Accrued dividends on Series B Preferred Stock	$ 1,415,800
Deferred rent liability	63,500	83,000	97,400
Capital lease obligations	300	1,100	2,100
Total non-current liabilities	1,508,900	3,424,400	7,857,900
Total liabilities	3,610,500	20,812,500	13,063,600
Stockholders' deficit:
Common stock, $0.001 par value; 10,000,000 shares authorized at March 31, 2015 and March 31, 2014, respectively; 1,677,110 shares and 1,310,093 shares issued at March 31, 2015 and March 31, 2014, respectively	2,000	1,700	1,300
Additional paid-in capital	125,605,200	67,945,800	62,001,400
Treasury stock, at cost, 135,665 shares of common stock held at March 31, 2015 and March 31, 2014, respectively	(3,968,100)	$ 3,968,100	3,968,100
Notes receivable from sale of common stock			(198,100)
Accumulated deficit	(123,241,500)	$ (84,522,700)	(70,636,900)
Total stockholders' deficit	(1,598,300)	(20,542,800)	(12,799,900)
Total liabilities and stockholders' deficit	2,012,200	269,700	263,700
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 shares, including 500,000 Series A shares, authorized at March 31, 2015 and March 31, 2014, respectively; 500,000 Series A shares issued and outstanding at March 31, 2015 and March 31, 2014, respectively	500	$ 500	$ 500
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 shares, including 500,000 Series A shares, authorized at March 31, 2015 and March 31, 2014, respectively; 500,000 Series A shares issued and outstanding at March 31, 2015 and March 31, 2014, respectively	$ 3,600